Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares Value
Common Stocks - 97.3%
Chemicals - 0.6%
Calix Ltd.* 13,960 $ 39,227
Containers & Packaging - 2.4%
DS Smith plc 38,466 153,228
Electric Utilities - 4.3%
SSE plc 12,610 273,467
Electrical Equipment - 11.0%
Legrand SA 2,079 208,865
Nidec Corp. 1,100 65,444
Schneider Electric SE 1,744 311,578
Vestas Wind Systems A/S* 4,162 111,844
697,731
Electronic Equipment, Instruments & Components - 9.2%
Keyence Corp. 300 134,628
Murata Manufacturing Co. Ltd. 3,900 228,516
Shimadzu Corp. 7,100 215,429
578,573
Entertainment - 2.0%
Nintendo Co. Ltd. 2,800 127,111
Financial Services - 0.8%
Adyen NV (144A)* 28 52,166
Health Care Equipment & Supplies - 7.4%
Fisher & Paykel Healthcare Corp. Ltd. 7,844 119,944
Nanosonics Ltd.* 17,677 56,342
Olympus Corp. 13,500 220,107
Siemens Healthineers AG (144A) 1,256 73,145
469,538
Health Care Providers & Services - 0.8%
New Horizon Health Ltd. (144A)* 15,301 51,993
Independent Power and Renewable Electricity Producers - 6.1%
Boralex, Inc. - Class A 10,323 267,594
Innergex Renewable Energy, Inc. 11,951 117,581
385,175
Insurance - 12.9%
AIA Group Ltd. 28,369 281,555
Allianz SE (Registered) 928 222,436
Intact Financial Corp. 2,090 309,328
813,319
Leisure Products - 3.6%
Shimano, Inc. 800 121,340
Yamaha Corp. 2,800 108,390
229,730
Machinery - 4.7%
Alstom SA 3,675 112,723
Knorr-Bremse AG 2,600 183,292
296,015
Professional Services - 7.3%
SMS Co. Ltd. 4,000 84,797
TechnoPro Holdings, Inc. 7,200 186,132
Wolters Kluwer NV 1,515 190,756
461,685
Semiconductors & Semiconductor Equipment - 12.3%
ASML Holding NV 434 312,082
Infineon Technologies AG 7,684 338,880

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 1,291 $ 128,003
778,965
Software - 9.0%
Constellation Software, Inc. 112 237,058
Kinaxis, Inc.* 984 133,854
Linklogis, Inc. - Class B (144A) 189,653 74,901
Rakus Co. Ltd. 7,100 120,532
566,345
Textiles, Apparel & Luxury Goods - 2.9%
adidas AG 914 185,422
Total Common Stocks (cost $7,925,957) 6,159,690
Investment Companies - 2.1%
Money Market Funds - 2.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.0700%
∞
(cost $135,320) 135,320 135,320
Total Investments (total cost $8,061,277 ) - 99.4% 6,295,010
Cash, Receivables and Other Assets, net of Liabilities - 0.6% 36,943
Net Assets - 100.0% $6,331,953
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 1,612,426 25.6%
Canada 1,065,415 16.9
Germany 1,003,175 15.9
France 633,166 10.1
Netherlands 555,004 8.8
United Kingdom 426,695 6.8
Hong Kong 281,555 4.5
United States 135,320 2.2
Taiwan 128,003 2.0
China 126,894 2.0
New Zealand 119,944 1.9
Denmark 111,844 1.8
Australia 95,569 1.5
Total $ 6,295,010 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $252,205 which represents 4.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 6,159,690 $ — $ —
Investment Companies 135,320 — —
Total Assets $ 6,295,010 $ — $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70437 09-23